Software—Net (Tables)	6 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Capitalized Software
Software—net consisted of the following:

(in thousands)	December 31, 2020	June 30, 2020
Software	$13,003	$10,999
Work in progress	2,640	1,922
Total	15,643	12,921
Less accumulated amortization	(5,558)	(4,522)
Software—net	$10,085	$8,399
Software—net consisted of the following as of June 30 :

(in thousands)	2020	2019
Software	$10,999	$7,067
Work in progress	1,922	1,876
Total	12,921	8,943
Less accumulated amortization	(4,522)	(4,048)
Software—net	$8,399	$4,895